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                            KEMPER FLOATING RATE FUND
                            222 South Riverside Plaza
                             Chicago, Illinois 60606



                                November 2, 1999


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Kemper Floating Rate Fund (CIK # 0001082300)
                  File Nos. 333-90109 and 811-09269

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the Registration Statement of the Fund on Form N-2, which was filed electronically with the Securities and Exchange Commission on November 1, 1999 (accession number 0000950137-99-003832).
 .

                                       Sincerely,



                                       /s/ Philip J. Collora
                                       Vice President and Secretary

cc:  Laura J. Riegel. Esq.
     Securities and Exchange Commission